Discontinued operations - General (Details) $ in Millions			12 Months Ended	24 Months Ended
	Apr. 02, 2024 USD ($)	Apr. 02, 2024 CHF (SFr)	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2025 CHF (SFr)
Neurosterix Pharma Sarl
Disclosure
Amount of committed funding received in million | $	$ 65
Neurosterix US Holdings LLC
Disclosure
Percentage of equity interest received	20.00%	20.00%
Discontinued operations as disclosed below
Disclosure
Gross proceeds in cash received from Neurosterix Transaction | SFr		SFr 5,000,000	SFr 5,000,000	SFr 5,000,000
Discontinued operations as disclosed below | Neurosterix US Holdings LLC
Disclosure
Percentage of equity interest received	20.00%	20.00%	20.00%